Average Annual Total Returns - First Trust Dow Jones Global Select Dividend Index Fund	First Trust Dow Jones Global Select Dividend Index Fund 1 Year	First Trust Dow Jones Global Select Dividend Index Fund 5 Years	First Trust Dow Jones Global Select Dividend Index Fund 10 Years	First Trust Dow Jones Global Select Dividend Index Fund Since Inception	First Trust Dow Jones Global Select Dividend Index Fund Inception Date	First Trust Dow Jones Global Select Dividend Index Fund After tax on distributions 1 Year	First Trust Dow Jones Global Select Dividend Index Fund After tax on distributions 5 Years	First Trust Dow Jones Global Select Dividend Index Fund After tax on distributions 10 Years	First Trust Dow Jones Global Select Dividend Index Fund After tax on distributions Since Inception	First Trust Dow Jones Global Select Dividend Index Fund After tax on distributions and sale of fund shares 1 Year	First Trust Dow Jones Global Select Dividend Index Fund After tax on distributions and sale of fund shares 5 Years	First Trust Dow Jones Global Select Dividend Index Fund After tax on distributions and sale of fund shares 10 Years	First Trust Dow Jones Global Select Dividend Index Fund After tax on distributions and sale of fund shares Since Inception	Dow Jones Global Select Dividend Index (reflects no deduction for fees, expenses or taxes) 1 Year	Dow Jones Global Select Dividend Index (reflects no deduction for fees, expenses or taxes) 5 Years	Dow Jones Global Select Dividend Index (reflects no deduction for fees, expenses or taxes) 10 Years	Dow Jones Global Select Dividend Index (reflects no deduction for fees, expenses or taxes) Since Inception	Dow Jones World Developed Markets Index(SM) (reflects no deduction for fees, expenses or taxes) 1 Year	Dow Jones World Developed Markets Index(SM) (reflects no deduction for fees, expenses or taxes) 5 Years	Dow Jones World Developed Markets Index(SM) (reflects no deduction for fees, expenses or taxes) 10 Years	Dow Jones World Developed Markets Index(SM) (reflects no deduction for fees, expenses or taxes) Since Inception	MSCI World Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI World Index (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI World Index (reflects no deduction for fees, expenses or taxes) 10 Years	MSCI World Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	(4.59%)	5.67%	4.58%	2.78%	Nov. 21, 2007	(7.43%)	3.34%	2.43%	0.74%	(3.06%)	3.30%	2.57%	1.18%	(3.86%)	5.90%	4.72%	2.97%	16.42%	12.42%	10.08%	6.89%	15.90%	12.19%	9.87%	6.47%